Wells, Pipelines, Properties, Plant and Equipment, Net - Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 MXN ($)	Jun. 30, 2022 MXN ($)	Jun. 30, 2023 MXN ($)	Jun. 30, 2022 MXN ($)	Dec. 31, 2022 MXN ($)	Jan. 20, 2022 MXN ($)	Jan. 20, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 1,368,750,850
Translation effect			(37,151,380)	$ (4,924,630)
Ending balance	$ 1,331,419,805	$ 1,406,321,403	1,331,419,805	1,406,321,403
Acquired assets						$ 29,669,961	$ 1,454,196
Depreciation and amortization expense			56,791,178	69,413,993
Plugging and abandonment cost			30,330	35,914
Provisions for plugging wells	60,915,126		60,915,126		$ 66,699,388
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(25,947,103)	47,787,490	(66,084,491)	64,128,110
Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			4,150,256,095	3,811,116,522
Acquisitions			126,150,950	144,013,930
Reclassifications			3,221,420	(152,100)
Capitalization			0	(10)
Disposals			(5,100,500)	(2,919,210)
Translation effect			(47,405,890)	(7,009,630)
Ending balance	4,227,122,075	3,945,049,502	4,227,122,075	3,945,049,502
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(2,781,505,245)	(2,536,583,915)
Depreciation and amortization			(56,791,178)	(69,413,993)
Reclassifications			(3,221,420)	152,100
(Impairment)			(80,931,691)	(24,977,950)
Reversal of impairment			14,847,200	89,106,060
Disposals			1,645,554	904,599
Translation effect			10,254,510	2,085,000
Ending balance	(2,895,702,270)	(2,538,728,099)	(2,895,702,270)	(2,538,728,099)
Plants
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	246,139,276	319,997,184	246,139,276	319,997,184
Plants | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			1,053,836,879	951,486,189
Acquisitions			7,406,760	24,924,550
Reclassifications			412,300	(190)
Capitalization			6,420,470	8,340,710
Disposals			(619,260)	(1,204,880)
Translation effect			(16,417,790)	(2,836,830)
Ending balance	1,051,039,359	980,709,549	1,051,039,359	980,709,549
Plants | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(789,443,853)	(682,489,735)
Depreciation and amortization			(16,425,970)	(19,569,930)
Reclassifications			(405,220)	90
(Impairment)			(17,687,630)	(18,573,240)
Reversal of impairment			9,514,200	57,865,740
Disposals			222,630	334,530
Translation effect			9,325,760	1,720,180
Ending balance	(804,900,083)	(660,712,365)	$ (804,900,083)	(660,712,365)
Plants | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			3.00%
Estimated useful lives			20 years
Plants | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			5.00%
Estimated useful lives			35 years
Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	9,682,171	7,364,438	$ 9,682,171	7,364,438
Depreciation rates			5.00%
Estimated useful lives			20 years
Drilling equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 14,840,995	13,548,596
Acquisitions			2,130,670	311,390
Reclassifications			0	0
Capitalization			0	0
Disposals			(511,310)	0
Translation effect			0	0
Ending balance	16,460,355	13,859,986	16,460,355	13,859,986
Drilling equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(6,593,644)	(6,281,568)
Depreciation and amortization			(403,660)	(213,980)
Reclassifications			0	0
(Impairment)			0	0
Reversal of impairment			0	0
Disposals			219,120	0
Translation effect			0	0
Ending balance	(6,778,184)	(6,495,548)	(6,778,184)	(6,495,548)
Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	224,414,777	259,514,454	224,414,777	259,514,454
Pipelines | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			493,683,632	495,475,879
Acquisitions			651,070	1,618,940
Reclassifications			103,360	(71,210)
Capitalization			6,050,860	4,044,640
Disposals			(130,210)	(85,130)
Translation effect			(195,880)	(50,260)
Ending balance	500,162,832	500,932,859	500,162,832	500,932,859
Pipelines | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(264,441,515)	(236,437,335)
Depreciation and amortization			(6,395,380)	(7,707,800)
Reclassifications			(103,360)	0
(Impairment)			(5,426,790)	(1,321,170)
Reversal of impairment			329,110	3,976,210
Disposals			109,680	48,220
Translation effect			180,200	23,470
Ending balance	(275,748,055)	(241,418,405)	$ (275,748,055)	(241,418,405)
Pipelines | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			2.00%
Estimated useful lives			15 years
Pipelines | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			7.00%
Estimated useful lives			45 years
Wells
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	329,598,041	324,575,182	$ 329,598,041	324,575,182
Wells | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			1,586,407,714	1,487,962,570
Acquisitions			14,987,680	10,336,630
Reclassifications			2,967,760	0
Capitalization			46,219,390	30,885,250
Disposals			(1,094,130)	0
Translation effect			0	0
Ending balance	1,649,488,414	1,529,184,450	1,649,488,414	1,529,184,450
Wells | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(1,260,106,083)	(1,182,871,028)
Depreciation and amortization			(25,684,940)	(31,834,810)
Reclassifications			(2,989,670)	71,670
(Impairment)			(32,382,700)	(4,974,170)
Reversal of impairment			532,450	14,999,070
Disposals			740,570	0
Translation effect			0	0
Ending balance	(1,319,890,373)	(1,204,609,268)	(1,319,890,373)	(1,204,609,268)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	24,836,896	26,619,205	24,836,896	26,619,205
Buildings | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			73,865,712	70,711,580
Acquisitions			6,740	2,090,630
Reclassifications			(176,590)	(530)
Capitalization			246,960	746,020
Disposals			(49,390)	(360)
Translation effect			(1,222,840)	(275,160)
Ending balance	72,670,592	73,272,180	72,670,592	73,272,180
Buildings | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(47,796,496)	(45,856,045)
Depreciation and amortization			(956,350)	(934,610)
Reclassifications			309,120	530
(Impairment)			0	0
Reversal of impairment			0	0
Disposals			0	360
Translation effect			610,030	136,790
Ending balance	(47,833,696)	(46,652,975)	$ (47,833,696)	(46,652,975)
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			3.00%
Estimated useful lives			33 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			7.00%
Estimated useful lives			35 years
Offshore platforms
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	100,869,250	156,701,667	$ 100,869,250	156,701,667
Depreciation rates			4.00%
Estimated useful lives			25 years
Offshore platforms | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 420,363,210	415,885,213
Acquisitions			773,510	907,100
Reclassifications			0	0
Capitalization			4,491,700	662,340
Disposals			0	0
Translation effect			0	0
Ending balance	425,628,420	417,454,653	425,628,420	417,454,653
Offshore platforms | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(294,192,090)	(264,074,556)
Depreciation and amortization			(5,500,690)	(7,443,710)
Reclassifications			0	0
(Impairment)			(25,066,390)	0
Reversal of impairment			0	10,765,280
Disposals			0	0
Translation effect			0	0
Ending balance	(324,759,170)	(260,752,986)	(324,759,170)	(260,752,986)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	5,396,454	9,004,098	5,396,454	9,004,098
Furniture and equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			50,809,657	49,310,555
Acquisitions			839,640	5,238,190
Reclassifications			39,610	(76,130)
Capitalization			456,050	590,880
Disposals			(371,460)	(245,840)
Translation effect			(83,550)	(235,640)
Ending balance	51,689,947	54,582,015	51,689,947	54,582,015
Furniture and equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(45,932,403)	(44,695,207)
Depreciation and amortization			(728,730)	(1,388,530)
Reclassifications			(32,350)	75,760
(Impairment)			0	0
Reversal of impairment			0	0
Disposals			349,170	231,470
Translation effect			50,820	198,590
Ending balance	(46,293,493)	(45,577,917)	$ (46,293,493)	(45,577,917)
Furniture and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			3.00%
Estimated useful lives			3 years
Furniture and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			10.00%
Estimated useful lives			10 years
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	14,695,051	9,601,731	$ 14,695,051	9,601,731
Transportation equipment | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			29,297,417	28,534,437
Acquisitions			2,162,760
Reclassifications			(60)	(4,040)
Capitalization			38,040	0
Disposals			(13,330)	(650,280)
Translation effect			(522,430)	(132,920)
Ending balance	30,962,397	24,682,277	30,962,397	24,682,277
Transportation equipment | Investment | Increase (decrease) due to corrections of prior period errors
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions				(3,064,920)
Transportation equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(15,664,032)	(15,059,962)
Depreciation and amortization			(695,458)	(320,623)
Reclassifications			60	4,050
(Impairment)			0	0
Reversal of impairment			0	0
Disposals			4,384	290,019
Translation effect			87,700	5,970
Ending balance	(16,267,346)	(15,080,546)	$ (16,267,346)	(15,080,546)
Transportation equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			4.00%
Estimated useful lives			5 years
Transportation equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates			20.00%
Estimated useful lives			25 years
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	322,826,544	247,781,861	$ 322,826,544	247,781,861
Construction in progress | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			374,025,584	253,435,510
Acquisitions			97,051,190	101,595,260
Reclassifications			(124,960)	0
Capitalization			(63,923,470)	(45,680,130)
Disposals			(2,310,810)	(732,720)
Translation effect			(28,659,120)	(3,407,970)
Ending balance	376,058,414	305,209,950	376,058,414	305,209,950
Construction in progress | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(57,335,129)	(58,818,479)
Depreciation and amortization			0	0
Reclassifications			0	0
(Impairment)			(368,181)	(109,370)
Reversal of impairment			4,471,440	1,499,760
Disposals			0	0
Translation effect			0	0
Ending balance	(53,231,870)	(57,428,089)	(53,231,870)	(57,428,089)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	52,961,345	45,161,583	52,961,345	45,161,583
Land | Investment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			53,125,295	44,765,993
Acquisitions			140,930	56,160
Reclassifications			0	0
Capitalization			0	410,280
Disposals			(600)	0
Translation effect			(304,280)	(70,850)
Ending balance	52,961,345	45,161,583	52,961,345	45,161,583
Land | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			0	0
Depreciation and amortization			0	0
Reclassifications			0	0
(Impairment)			0	0
Reversal of impairment			0	0
Disposals			0	0
Translation effect			0	0
Ending balance	$ 0	$ 0	0	0
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost			$ 2,389,748	$ 1,674,380
Pemex Exploration and Production | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			6.47%	5.40%
Pemex Exploration and Production | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			7.54%	6.48%